SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Disclosure of information about consolidated entities
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes non-controlling interests. Intercompany assets and liabilities, equity, income, expenses, and cash flows between the Company and its subsidiaries are eliminated on consolidation.

The principal subsidiaries of the Company as at December 31, 2020 were as follows:

Legal Entity	Mine/Project Location	Ownership interest	Mining properties and projects owned
Minera Meridian Ltda.	Chile	100.00%	El Peñón mine
Jacobina Mineração e Comércio Ltda.	Brazil	100.00%	Jacobina mine
Estelar Resources S.A. (i)	Argentina	100.00%	Cerro Moro mine
Minera Florida Ltda.	Chile	100.00%	Minera Florida mine
Minera Agua Rica Alumbrera Ltd.	Argentina	56.25%	MARA project
Suyai del Sur S.A.U.	Argentina	100.00%	Suyai project
Agua De La Falda S.A.	Chile	57.60%	Jeronimo project

Disclosure of interests in joint arrangements
These consolidated financial statements also include the following joint arrangement and investments in associates:

Associates and joint arrangements	Location	Ownership interest	Classification and accounting method	Mining properties and projects owned
Canadian Malartic	Canada	50.00%	Joint operation, consolidate Yamana's share	Canadian Malartic mine
Nomad Royalty Company (i)	Canada	7.75%	Associate, equity method	Portfolio of royalty interests
Monarch Gold Corporation (i)(ii)	Canada	6.92%	Associate, equity method	Wasamac project and other exploration properties located in Quebec
(i)Refer to Note 6 for further details regarding the acquisition of these associates in 2020.
(ii)On January 21, 2021, Yamana completed the acquisition of all outstanding shares of Monarch Gold Corporation that the Company did not already own. Refer to Note 6 for further details.

Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

	Land, building, plant & equipment	Operating mine mineral interests (iii)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2020	$1,868.9	$7,066.6	$2,839.2	$11,774.6
Additions	68.7	187.4	17.8	273.9
Reclassifications, transfers and other non-cash movements (i)	19.4	40.1	681.6	741.1
Reclassified as held for sale and disposals	(44.6)	—	(63.5)	(108.1)
At December 31, 2020	$1,912.5	$7,294.0	$3,475.1	$12,681.6
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2020	$(1,042.6)	$(4,006.3)	$(772.7)	$(5,821.7)
DDA	(139.7)	(264.0)	—	(403.7)
Impairment and impairment reversal (ii)	(114.0)	305.0	—	191.0
Disposals	37.7	—	—	37.7
At December 31, 2020	$(1,258.7)	$(3,965.4)	$(772.7)	$(5,996.8)
Carrying amount, December 31, 2020	$653.8	$3,328.7	$2,702.4	$6,684.8

Amounts included above as at December 31, 2020
Assets not being depreciated	$—	$655.8	$2,702.4	$3,358.2

	Land, building, plant & equipment	Operating mine mineral interests (iii)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2019	$2,354.5	$7,370.6	$2,809.7	$12,534.8
Additions	78.4	222.4	32.9	333.7
Reclassification, transfers and other non-cash movements (iii)	75.8	11.4	(0.7)	86.5
Reclassified as held for sale and disposals	(639.8)	(537.8)	(2.7)	(1,180.3)
At December 31, 2019	$1,868.9	$7,066.6	$2,839.2	$11,774.6
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2019	$(1,254.4)	$(3,811.2)	$(772.8)	$(5,838.4)
DDA	(155.1)	(314.9)	—	(470.0)
Disposals	366.8	119.8	—	486.6
At December 31, 2019	$(1,042.6)	$(4,006.3)	$(772.7)	$(5,821.7)
Carrying amount, December 31, 2019	$826.3	$3,060.2	$2,066.4	$5,952.9

Amounts included above as at December 31, 2019
Assets under construction	$—	$86.4	$—	$86.4
Assets not being depreciated	$—	$752.6	$2,066.4	$2,819.0
(i) Reclassifications, transfers and other non-cash movements includes non-cash additions to PPE and changes in the environmental rehabilitation provision as per Note 29. Includes non-cash additions acquired as part of the MARA transaction in 2020. Refer to Note 6 for additional details.
(ii)During the year ended December 31, 2020, the Company recognized an impairment charge totalling $369.0 million related to Cerro Moro and an impairment reversal of $560.0 million related to El Peñón. Refer to Note 13 for additional details.
(iii)At December 31, 2020, $509.6 million of E&E assets related to assets in production were included in operating mine mineral interests (December 31, 2019 - $527.7 million). During the year ended December 31, 2020, the Company impaired $15.0 million of such E&E costs at Cerro Moro, and during the year ended December 31, 2019 the company disposed of $63.9 million of such E&E costs related to the Chapada divestment.